Operating Revenue - Summary of Operation of Civil Aviation, Including the Provision of Passenger, Cargo, Mail Delivery, and Other Extended Transportation Services (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from contracts with customers within the scope of IFRS 15:
Passenger	¥ 128,038	¥ 112,791	¥ 102,502
Cargo and mail	10,026	9,082	7,191
Commission income	2,619	2,781	2,518
Hotel and tour operation income	676	547	625
General aviation income	476	467	461
Ground services income	429	429	384
Expired sales in advance of carriage		396	376
Air catering income	391	335	253
Cargo handling income	254	241	201
Others	536	553	291
Revenue from contract	143,445	127,622	114,802
Revenue from other sources:
Rental income	178	184	179
Revenue	¥ 143,623	¥ 127,806	¥ 114,981